1933 Act File No. 002-73024

1940 Act File No. 811-03213

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 12, 2020
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Post-Effective Amendment No. 234	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 238	[X]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

ONE NATIONWIDE PLAZA

MAIL CODE 05-02-210

COLUMBUS, OHIO 43215

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (614) 435-5787

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

[X]immediately upon filing pursuant to paragraph (b)

[	]	on [date] pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on [date] pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 234/238 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on this 12th day of May, 2020.

NATIONWIDE VARIABLE INSURANCE TRUST

BY: /s/Allan J. Oster

Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

Signature & Title

/s/Michael S. Spangler*

Michael S. Spangler, President, Chief

Executive Officer and Principal Executive Officer

/s/Joseph Finelli*

Joseph Finelli, Treasurer, Principal

Financial Officer and Vice President

/s/Charles E. Allen* Charles E. Allen, Trustee

/s/Paula H.J. Cholmondeley* Paula H.J. Cholmondeley, Trustee

/s/Phyllis Kay Dryden* Phyllis Kay Dryden, Trustee

/s/Barbara I. Jacobs* Barbara I. Jacobs, Trustee

/s/Keith F. Karlawish* Keith F. Karlawish, Trustee

/s/Carol A. Kosel* Carol A. Kosel, Trustee

/s/Douglas F. Kridler* Douglas F. Kridler, Trustee

/s/M. Diane Koken*

M. Diane Koken, Trustee

/s/David C. Wetmore*

David C. Wetmore, Trustee and Chairman

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*BY: /s/Allan J. Oster

Allan J. Oster, Attorney-In-Fact

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EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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